Tax Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Tax Assets And Liabilities [Abstract]
Summary of Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2024	2025
Deductible temporary differences	461	771
Tax losses carry forwards	30,493	10,905
Total	30,954	11,676

Summary of Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	2024	2025	2024	2025	2024	2025
Particulars	Assets		Liabilities		Net
Property, plant and equipment	1,249	1,406	(3,062)	(2,701)	(1,813)	(1,295)
Intangible assets, excluding goodwill	—	—	(7,239)	(4,406)	(7,239)	(4,406)
Trade and other receivables	870	974	—	—	870	974
Other current assets	3,037	2,965	—	—	3,037	2,965
Convertible notes	—	—	(4,314)	(2,367)	(4,314)	(2,367)
Employee benefits	2,704	3,428	—	—	2,704	3,428
Other current liabilities	1,949	1,666	—	—	1,949	1,666
Lease liabilities	3,767	3,465	—	—	3,767	3,465
Trade and other payables	1,825	859	—	—	1,825	859
Contract liabilities	240	513	—	—	240	513
Share based payments	23,627	24,534	—	—	23,627	24,534
Tax loss carry forwards	99,953	73,626	—	—	99,953	73,626
Others	—	—	(43)	(57)	(43)	(57)
Deferred tax assets/ (liabilities) before set off	139,221	113,436	(14,658)	(9,531)	124,563	103,905
Set off	(9,904)	(7,005)	9,904	7,005	—	—
Net deferred tax assets/(liabilities)	129,317	106,431	(4,754)	(2,526)	124,563	103,905

Summary of Movement in Deferred Tax Assets/(Liabilities)

Movement in recognised deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2023	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2024
Property, plant and equipment	(3,381)	—	1,556	—	12	(1,813)
Intangible assets, excluding goodwill	(11,315)	(189)	4,307	—	(42)	(7,239)
Trade and other receivables	43	—	876	—	(49)	870
Other current assets	—	—	3,015	—	22	3,037
Convertible notes	(2,082)	—	(2,232)	—	—	(4,314)
Employee benefits	86	—	2,399	248	(29)	2,704
Other non-current liabilities	10	—	(10)	—	—	—
Other current liabilities	—	—	1,924	—	25	1,949
Lease liabilities	3,467	—	325	—	(25)	3,767
Trade and other payables	—	—	1,831	—	(6)	1,825
Contract liabilities	—	—	241	—	(1)	240
Share based payments	—	—	23,786	—	(159)	23,627
Tax losses carry forwards	12,350	—	88,179	—	(576)	99,953
Others	—	—	(48)	—	5	(43)
Total	(822)	(189)	126,149	248	(823)	124,563

Movement in recognised deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2024	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2025
Property, plant and equipment	(1,813)	—	479	—	39	(1,295)
Intangible assets, excluding goodwill	(7,239)	—	2,681	—	152	(4,406)
Trade and other receivables	870	—	127	—	(23)	974
Other current assets	3,037	—	4	—	(76)	2,965
Convertible notes	(4,314)	—	1,947	—	—	(2,367)
Employee benefits	2,704	—	603	197	(76)	3,428
Other current liabilities	1,949	—	(237)	—	(46)	1,666
Lease liabilities	3,767	—	(211)	—	(91)	3,465
Trade and other payables	1,825	—	(930)	—	(36)	859
Contract liabilities	240	—	282	—	(9)	513
Share based payments	23,627	—	1,510	—	(603)	24,534
Tax losses carry forwards	99,953	—	(24,099)	—	(2,228)	73,626
Others	(43)	—	(16)	—	2	(57)
Total	124,563	—	(17,860)	197	(2,995)	103,905